Subsidiaries With Material Non-controlling Interest - Summarize Financial Position (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total non-current liabilities and provision	€ (238,561)	€ (341,664)
Total equity	(841,659)	(310,140)	€ (265,439)	€ (231,397)
Equity holders of parent	842,074	310,495
Non-controlling interest	415	355
Ompi of Japan Co., Ltd.
Property, plant and equipment and other non-current assets	534	530
Net working capital	(280)	(628)
Total non-current liabilities and provision	0	0
Net capital employed	254	(98)
Net financial position	(1,233)	(742)
Total equity	(979)	(840)
Equity holders of parent	(500)	(429)
Non-controlling interest	(479)	(411)
Medical Glass a.s.
Property, plant and equipment and other non-current assets	13,658	12,477
Net working capital	5,582	7,101
Total non-current liabilities and provision	(653)	(596)
Net capital employed	18,587	18,982
Net financial position	6,204	2,711
Total equity	24,791	21,693
Equity holders of parent	24,727	21,637
Non-controlling interest	€ 64	€ 56